CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 960,561	$ 828,008	$ 505,009
COST OF REVENUES	755,196	764,220	476,900
GROSS PROFIT	205,365	63,788	28,109
OPERATING COSTS AND EXPENSES
Research and development	61,669	51,841	33,064
Marketing, general and administrative	62,793	58,783	$ 42,916
Nishiwaki Fab impairment	(2,641)	47,472
Nishiwaki Fab restructuring costs	$ 1,650	$ 8,028
Amortization related to a lease agreement early termination			$ 7,464
Acquisition related costs		$ 1,229
TOTAL OPERATING COSTS AND EXPENSES	$ 123,471	167,353	$ 83,444
OPERATING PROFIT (LOSS)	81,894	(103,565)	(55,335)
INTEREST EXPENSES, NET	(13,179)	(33,409)	(32,971)
OTHER FINANCING EXPENSE, NET	$ (109,930)	(55,404)	$ (27,838)
GAIN FROM ACQUISITION, NET		166,404
OTHER EXPENSE, NET	$ (190)	(140)	$ (904)
LOSS BEFORE INCOME TAX	(41,405)	(26,114)	(117,048)
INCOME TAX BENEFIT	12,278	24,742	9,388
LOSS	(29,127)	(1,372)	$ (107,660)
Net loss (income) attributable to non controlling interest	(520)	5,635
NET PROFIT (LOSS) ATTRIBUTABLE TO THE COMPANY	$ (29,647)	$ 4,263	$ (107,660)
BASIC EARNING (LOSS) PER ORDINARY SHARE
Earnings (loss) per share	$ (0.40)	$ 0.08	$ (2.72)
Weighted average number of ordinary shares outstanding - in thousands	74,366	51,798	39,633
DILUTED EARNING PER ORDINARY SHARE
Earnings per share		$ 0.07
Net profit used for diluted earnings per share		$ 4,263
Weighted average number of ordinary - in thousands, used for diluted earnings per share		63,182